Schedule of changes in borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	R$ 17,258,624	R$ 13,244,709	R$ 13,152,796
Addition (lease)	140,187	28,549
Funding	2,959,633	4,845,860	1,808,587
Borrowing costs	(36,822)	(68,386)	(15,199)
Monetary variation and exchange rate changes	177,269	2,267,179	280,526
Inflation adjustment / exchange variation and incorporated interest - Capitalized	10,198	67,304	59,306
Interest paid	(845,445)	(626,625)	(737,326)
Amortization	2,896,604	3,244,099	2,148,198
Accrued interest	647,980	559,931	568,679
Provision for interest and fees - Capitalized	290,594	171,026	153,177
Expenses with borrowing costs	18,222	13,176
Borrowings and financing, ending	17,723,836	17,258,624	13,244,709
Amortization	(2,896,604)	(3,244,099)	(2,148,198)
Foreign/local currency translation
Addition as per IFRS 16			113,233
Amortization of borrowing costs			9,128
Local currency
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	13,710,762	6,885,911	6,483,387
Addition (lease)	140,187	28,549
Funding	2,816,545	4,752,889	1,688,186
Borrowing costs	(25,749)	(59,453)	(12,442)
Monetary variation and exchange rate changes	225,791	86,939	46,567
Inflation adjustment / exchange variation and incorporated interest - Capitalized			4,587
Interest paid	(788,587)	(419,082)	(476,313)
Amortization	(2,553,645)	(919,040)	(1,433,962)
Accrued interest	601,187	406,826	385,470
Provision for interest and fees - Capitalized	284,015	128,869	83,119
Expenses with borrowing costs	17,177	10,983
Borrowings and financing, ending	14,427,683	13,710,762	6,885,911
Amortization	2,553,645	919,040	1,433,962
Foreign/local currency translation		2,807,371
Addition as per IFRS 16			113,233
Amortization of borrowing costs			4,079
Local currency | Debentures
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	6,756,504	3,711,228	3,486,861
Addition (lease)
Funding	2,450,000	3,507,640	1,266,755
Borrowing costs	(25,717)	(52,328)	(11,814)
Monetary variation and exchange rate changes	225,106	86,939	42,692
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(387,618)	(161,494)	(234,307)
Amortization	(1,963,282)	(572,871)	(1,055,623)
Accrued interest	258,114	201,150	195,586
Provision for interest and fees - Capitalized	139,563	26,073	17,233
Expenses with borrowing costs	15,298	10,167
Borrowings and financing, ending	7,467,968	6,756,504	3,711,228
Amortization	1,963,282	572,871	1,055,623
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs			3,845
Local currency | BrazilianFederalSavingsBankMember
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,414,841	1,429,250	1,345,684
Addition (lease)
Funding	156,488	74,485	162,767
Borrowing costs
Monetary variation and exchange rate changes	685
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(113,030)	(111,601)	(109,128)
Amortization	(93,064)	(84,821)	(79,404)
Accrued interest	79,966	73,067	74,421
Provision for interest and fees - Capitalized	33,236	38,452	34,910
Expenses with borrowing costs
Borrowings and financing, ending	1,478,954	1,414,841	1,429,250
Amortization	93,064	84,821	79,404
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs
Local currency | BNDES
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,370,902	1,201,411	1,072,605
Addition (lease)
Funding	207,136	213,514	256,981
Borrowing costs			(628)
Monetary variation and exchange rate changes			2,082
Inflation adjustment / exchange variation and incorporated interest - Capitalized			826
Interest paid	(88,084)	(47,164)	(83,419)
Amortization	(186,179)	(81,213)	(131,026)
Accrued interest	51,122	47,668	60,644
Provision for interest and fees - Capitalized	37,688	36,427	23,112
Expenses with borrowing costs	259	259
Borrowings and financing, ending	1,392,844	1,370,902	1,201,411
Amortization	186,179	81,213	131,026
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs			234
Local currency | SummaryOfCashAndCashEquivalentsTableTextBlock
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,730,195
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(97,829)	(37,613)
Amortization	(181,349)	(90,674)
Accrued interest	63,964	22,668
Provision for interest and fees - Capitalized	73,506	27,886
Expenses with borrowing costs	955	557
Borrowings and financing, ending	2,589,442	2,730,195
Amortization	181,349	90,674
Foreign/local currency translation		2,807,371
Local currency | B I D I N V E S T [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	944,513
Addition (lease)
Funding		950,000
Borrowing costs		(7,125)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(33,276)
Amortization	(18,340)
Accrued interest	63,380	1,638
Provision for interest and fees - Capitalized
Expenses with borrowing costs	665
Borrowings and financing, ending	956,942	944,513
Amortization	18,340
Foreign/local currency translation
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets)
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	428,743	459,671	568,666
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes			1,765
Inflation adjustment / exchange variation and incorporated interest - Capitalized			3,761
Interest paid	(52,250)	(51,431)	(47,663)
Amortization	(31,432)	(30,928)	(123,880)
Accrued interest	52,250	51,431	49,160
Provision for interest and fees - Capitalized			7,862
Expenses with borrowing costs
Borrowings and financing, ending	397,311	428,743	459,671
Amortization	31,432	30,928	123,880
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs
Local currency | Leases (Others)
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	45,876	74,453
Addition (lease)	140,187	28,549
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(15,782)	(9,108)	(1,141)
Amortization	(76,013)	(56,571)	(42,646)
Accrued interest	31,701	8,553	5,007
Provision for interest and fees - Capitalized
Expenses with borrowing costs
Borrowings and financing, ending	125,969	45,876	74,453
Amortization	76,013	56,571	42,646
Foreign/local currency translation
Addition as per IFRS 16			113,233
Amortization of borrowing costs
Local currency | OtherBorrowingsMember
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	15,197	9,898	9,571
Addition (lease)
Funding	2,921	7,250	1,683
Borrowing costs	(32)
Monetary variation and exchange rate changes			28
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(718)	(671)	(655)
Amortization	(3,986)	(1,962)	(1,383)
Accrued interest	690	651	652
Provision for interest and fees - Capitalized	22	31	2
Expenses with borrowing costs
Borrowings and financing, ending	14,094	15,197	9,898
Amortization	3,986	1,962	1,383
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs
Foreign currency
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	3,547,862	6,358,798	6,669,409
Addition (lease)
Funding		92,971	120,401
Borrowing costs		(8,933)	(2,757)
Monetary variation and exchange rate changes		2,180,240	233,959
Inflation adjustment / exchange variation and incorporated interest - Capitalized		67,304	54,719
Interest paid		(207,543)	(261,013)
Amortization		(2,325,059)	(714,236)
Accrued interest		153,105	183,209
Provision for interest and fees - Capitalized		42,157	70,058
Expenses with borrowing costs		2,193
Borrowings and financing, ending	3,296,153	3,547,862	6,358,798
Amortization		2,325,059	714,236
Foreign/local currency translation		(2,807,371)
Addition as per IFRS 16
Amortization of borrowing costs			5,049
Foreign currency | BID
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	317,302	2,316,190	2,399,985
Addition (lease)
Funding	108,728	52,141
Borrowing costs	(7,620)	(6,635)
Monetary variation and exchange rate changes	22,979	845,246	40,594
Inflation adjustment / exchange variation and incorporated interest - Capitalized		48,246	49,387
Interest paid	(8,488)	(45,010)	(83,602)
Amortization	(53,197)	(121,088)	(171,892)
Accrued interest	7,936	10,490	26,332
Provision for interest and fees - Capitalized		24,695	54,431
Expenses with borrowing costs	197	398
Borrowings and financing, ending	387,837	317,302	2,316,190
Amortization	53,197	121,088	171,892
Foreign/local currency translation		(2,807,371)
Addition as per IFRS 16
Amortization of borrowing costs			955
Foreign currency | BIRD
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	426,860	357,880	356,420
Addition (lease)
Funding			2,540
Borrowing costs	(3,377)	(2,029)	(2,540)
Monetary variation and exchange rate changes	30,814	102,029	12,575
Inflation adjustment / exchange variation and incorporated interest - Capitalized		1,217	1,657
Interest paid	(2,481)	(7,572)	(10,627)
Amortization	(32,965)	(31,216)	(12,273)
Accrued interest	1,789	5,659	8,548
Provision for interest and fees - Capitalized		752	1,561
Expenses with borrowing costs	241	140
Borrowings and financing, ending	420,881	426,860	357,880
Amortization	32,965	31,216	12,273
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs			19
Foreign currency | Eurobonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,684,321	1,413,956	1,358,412
Addition (lease)
Funding	34,360
Borrowing costs	(76)
Monetary variation and exchange rate changes	(108,851)	457,931	54,565
Inflation adjustment / exchange variation and incorporated interest - Capitalized	10,198
Interest paid	(43,184)	(104,170)	(102,883)
Amortization	(216,190)	(1,868,676)
Accrued interest	35,315	90,941	94,095
Provision for interest and fees - Capitalized	5,802	9,195	8,943
Expenses with borrowing costs	192	823
Borrowings and financing, ending	2,401,887	2,684,321	1,413,956
Amortization	216,190	1,868,676
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs			824
Foreign currency | JICA
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	119,379	2,106,908	2,036,128
Addition (lease)
Funding		40,830	117,861
Borrowing costs		(117)	(112)
Monetary variation and exchange rate changes	6,536	715,956	104,027
Inflation adjustment / exchange variation and incorporated interest - Capitalized		17,841	3,675
Interest paid	(2,705)	(43,758)	(35,001)
Amortization	(40,607)	(200,597)	(155,064)
Accrued interest	1,753	40,172	32,194
Provision for interest and fees - Capitalized	777	6,897	3,013
Expenses with borrowing costs	415	189
Borrowings and financing, ending	85,548	119,379	2,106,908
Amortization	40,607	200,597	155,064
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs			187
Foreign currency | B I D 1983 A B 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,507,139
Funding	143,088
Borrowing costs	(11,073)
Monetary variation and exchange rate changes	(48,522)
Inflation adjustment / exchange variation and incorporated interest - Capitalized		10,198
Interest paid	(56,858)
Amortization	(342,959)
Accrued interest	46,793
Provision for interest and fees - Capitalized	6,579
Expenses with borrowing costs	1,045
Borrowings and financing, ending	3,296,153	1,507,139
Amortization	342,959
Foreign currency | BID 1983AB
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,507,139	163,864	225,592
Addition (lease)
Funding
Borrowing costs		(152)	(105)
Monetary variation and exchange rate changes		59,078	8,943
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(7,033)	(10,338)
Amortization		(103,482)	(71,141)
Accrued interest		5,843	9,111
Provision for interest and fees - Capitalized		618	870
Expenses with borrowing costs		643
Borrowings and financing, ending		1,507,139	163,864
Amortization		103,482	71,141
Foreign/local currency translation
Addition as per IFRS 16
Amortization of borrowing costs			932
Foreign currency | Deutsche Bank [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning			292,872
Funding
Borrowing costs
Monetary variation and exchange rate changes			13,255
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid			(18,562)
Amortization			(303,866)
Accrued interest			12,929
Provision for interest and fees - Capitalized			1,240
Borrowings and financing, ending
Amortization			303,866
Addition as per IFRS 16
Amortization of borrowing costs			R$ 2,132